INCOME TAX MATTERS (Tables) - Codere Online Business [Member]	12 Months Ended
Dec. 31, 2020
Reserve Quantities [Line Items]
Disclosure of income tax benefit/(expense)

	2020	2019
Accounting net income/(loss) before tax	(14,769)	(16,147)
At Codere Online statutory income tax rate (25%)	3,692	4,037
Tax effect of previously unrecognized tax losses and permanent differences	(8,415)	(7,409)
Effect of different rates in different jurisdictions	3,094	2,987
Adjustment of prior year taxes	118	437
Income tax benefit/(expense)	(1,510)	53
Effective tax rate	(10.23%)	0.33%
Of which -
Current tax expense	(1,510)	53
Deferred tax benefit/(expense)	—	—
Total income tax benefit/(expense)	(1,510)	53

Disclosure of future profits

Entity	Previous	2018	2019	2020	Total
Codere Online S.A.U. (Spain)	2,643	2,538	785	—	5,966
Codere Online Management Services LTD (Malta)	—	—	5,971	9,592	15,563